Shareholder Report, Holdings (Details) - C000226945	Sep. 30, 2025
Iris Energy8848697
Holdings [Line Items]
Percent of Total Investments	12.50%
Coinbase Global8848689
Holdings [Line Items]
Percent of Total Investments	9.10%
MicroStrategy8848721
Holdings [Line Items]
Percent of Total Investments	8.70%
Applied Digital8848662
Holdings [Line Items]
Percent of Total Investments	5.30%
Cleanspark8848683
Holdings [Line Items]
Percent of Total Investments	4.90%
Riot Platforms8848716
Holdings [Line Items]
Percent of Total Investments	4.80%
MARA Holdings8848699
Holdings [Line Items]
Percent of Total Investments	4.60%
Core Scientific8848691
Holdings [Line Items]
Percent of Total Investments	4.60%
Cipher Mining8848677
Holdings [Line Items]
Percent of Total Investments	4.10%
Terawulf8848723
Holdings [Line Items]
Percent of Total Investments	4.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.10%